Income Taxes (Detail) - Successor [Member]	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Effective income tax rate, percent	2.50%	144.60%	0.00%	5.70%	17.00%
Federal statutory income tax rate, percent	35.00%		35.00%	35.00%	35.00%